Fair Value Measurements - Fair Value Measurement - Additional Information (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities valued using unadjusted broker quotes		$ 580,400,000	$ 557,700,000
Fixed maturities valued using unadjusted prices		60,400,000,000	58,300,000,000
Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	$ 73,394,200,000	$ 75,287,100,000	$ 72,669,400,000